Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The below tables sets forth the results from these entities, on a 100% basis, for the three months ended June 30, 2023 and 2022:

	Three months ended June 30, 2023		Three months ended June 30, 2022
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Revenue	72.4	9.4	26.7	24.9
Operating expenses	(71.6)	(8.6)	(26.0)	(24.4)
Net income / (loss)	6.0	1.6	(2.7)	0.7

The below tables sets forth the results from these entities, on a 100% basis, for the six months ended June 30, 2023 and 2022:

	Six months ended June 30, 2023		Six months ended June 30, 2022
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Revenue	142.9	15.0	56.1	47.7
Operating expenses	(140.0)	(14.7)	(54.5)	(46.6)
Net income / (loss)	10.1	2.2	(1.4)	1.4
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2023		As at December 31, 2022
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Cash	9.0	—	13.2	6.6
Total current assets	210.7	42.7	198.0	54.8
Total non-current assets	25.1	2.3	28.6	4.8
Total assets	235.8	45.0	226.6	59.6
Total current liabilities	191.2	34.9	191.6	51.6
Total non-current liabilities	20.1	0.4	20.6	0.5
Equity	24.5	9.7	14.4	7.5
Total Liabilities and Equity	235.8	45.0	226.6	59.6
The following presents our investments in equity method investments as at June 30, 2023:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of January 1, 2023	16.9	3.7	20.6
Funding received from shareholder loan (1)	(9.8)	—	(9.8)
Income on a percentage basis	5.2	1.1	6.3
Balance as of June 30, 2023 (1)	12.3	4.8	17.1
(1) During the six months ended June 30, 2023, $9.8 million funding provided by shareholders loans was repaid by Perfomex, settling the outstanding balance.